Net interest income (Tables)	12 Months Ended
Dec. 31, 2021
Net interest income
Schedule of Net interest income

	2021	2020 (1)	2019 (1)
Continuing operations	£m	£m	£m
Balances at central banks	99	90	321
Loans to banks - amortised cost	346	246	405
Loans to customers - amortised cost	8,615	8,979	9,547
Other financial assets	253	483	854
Interest receivable	9,313	9,798	11,127

Balances with banks	204	144	319
Customer deposits	556	911	1,256
Other financial liabilities	670	846	1,102
Subordinated liabilities	267	402	483
Internal funding of trading businesses	2	19	168
Interest payable	1,699	2,322	3,328
Net interest income	7,614	7,476	7,799

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.